WARRANT LIABILITY	9 Months Ended
Sep. 30, 2024
Warrant Liability
WARRANT LIABILITY

NOTE 3 – WARRANT LIABILITY

a)

January 2024 Warrants

On January 4, 2024, the Company issued an aggregate of 561,260 January 2024 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings (see also note 4(b)). The warrants were issued with an exercise price denominated in US Dollars ($3.75) (approx. CAD5.13) rather than the functional currency of the Company – New Israeli Shekels (NIS). The January 2024 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 107% using the historical prices of the Company, risk-free interest rate of 3.92%, expected life of 2.00 years and share price of CAD4.50.

Level 3 Warrant liability for the period ended on September 30, 2024:

Balance at January 1, 2024	$-
Issuance of January 2024 Registered Direct Offerings Warrants	1,027
Revaluation at March 31, 2024	(756)
Effect of changes in foreign exchange rates	(23)
Balance at March 31, 2024	$248

Revaluation at June 30, 2024	(138)
Effect of changes in foreign exchange rates	(2)
Balance at June 30, 2024	$108

Revaluation at September 30, 2024	237
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$346

For the three-month period ended September 30, 2024, the Company recorded a loss on the revaluation of the January 2024 warrant liability in the amount of $237, and for the nine-month period ended September 30, 2024, the Company recorded a gain on the revaluation of the January 2024 warrant liability in the amount of $657, (for the three- and nine-month period ended September 30, 2023 - $nil and $nil, respectively).

b)

December 2023 Warrants

On December 13, 2023, the Company issued an aggregate of 259,156 December 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings. The warrants were issued with an exercise price denominated in US Dollars ($3.75) or Canadian Dollars (CAD5.13) rather than the functional currency of the Company – New Israeli Shekels (NIS). The December 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 107% using the historical prices of the Company, risk-free interest rate of 4.19%, expected life of 2.00 years and share price of CAD4.05.

Level 3 Warrant liability for the period ended on September 30, 2024:

Balance at December 31, 2023	$520

Revaluation at March 31, 2024	(397)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$110

Revaluation at June 30, 2024	(64)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$45

Revaluation at September 30, 2024	108
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$156

For the three-month period ended September 30, 2024, the Company recorded a loss on the revaluation of the December 2023 warrant liability in the amount of $108, and for the nine-month period ended September 30, 2024, the Company recorded a gain on the revaluation of the December 2023 warrant liability in the amount of $353, (for the three- and nine-month period ended September 30, 2023 - $nil and $nil, respectively).

c)

June 2023 Warrants

On June 15 and on June 20, 2023, the Company issued an aggregate of 763,654 June 2023 Registered Direct Offerings Warrants (as defined below) as part of registered direct offerings. The warrants were issued with an exercise price denominated in US Dollars ($5.50) or Canadian Dollars (CAD7.33) rather than the functional currency of the Company – New Israeli Shekels (NIS). The June 2023 Registered Direct Offerings Warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 99% using the historical prices of the Company, risk-free interest rate of 4.45%, expected life of 2.00 years and share price of CAD7.48.

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 3 – WARRANT LIABILITY – (CONTINUED)

Level 3 Warrant liability for the period ended on September 30, 2024:

Balance at December 31, 2023	$1,157

Revaluation at March 31, 2024	(972)
Effect of changes in foreign exchange rates	(28)

Balance at March 31, 2024	$157

Revaluation at June 30, 2024	(112)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$44

Revaluation at September 30, 2024	150
Effect of changes in foreign exchange rates	1
Balance at September 30, 2024	$195

For the three-month period ended September 30, 2024, the Company recorded a loss on the revaluation of the June 2023 warrant liability in the amount of $150, and for the nine-month period ended September 30, 2024, the Company recorded a gain on the revaluation of the June 2023 warrant liability in the amount of $934. For the three- and nine-month period ended September 30, 2023, the Company recorded a gain on the revaluation of the June 2023 warrant liability in the amount of $410 and $410, respectively.

d)

March 2023 Warrants

On March 20, 2023, the Company issued an aggregate of 356,711 March 2023 Warrants (as defined below) as part of a private placement (see also note 4(d)). The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.88) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 93% using the historical prices of the Company, risk-free interest rate of 3.62%, expected life of 2.00 years and share price of CAD4.35.

Level 3 Warrant liability for the period ended on September 30, 2024:

Balance at December 31, 2023	$562

Revaluation at March 31, 2024	(470)
Effect of changes in foreign exchange rates	(13)

Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(58)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$19

Revaluation at September 30, 2024	38
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$57

For the three-month period ended September 30, 2024, the Company recorded a loss on the revaluation of the March 2023 warrant liability in the amount of $38, and for the nine-month period ended September 30, 2024, the Company recorded a gain on the revaluation of the March 2023 warrant liability in the amount of $490. For the three-month period ended September 30, 2023, the Company recorded a gain on the revaluation of the March 2023 warrant liability in the amount of $688. For the nine-month period ended September 30, 2023, the Company recorded a loss on the revaluation of the March 2023 warrant liability in the amount of $316.

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

NOTE 3 – WARRANT LIABILITY (CONTINUED)

c)

November 2022 Warrants

On November 2, 2022, the Company issued an aggregate of 595,666 warrants (November 2022 Warrants) as part of a private placement. The warrants were issued with an exercise price denominated in Canadian Dollars (CAD5.10) rather than the functional currency of the Company – New Israeli Shekels (NIS). The warrants are exercisable for a period of 2 years from the issue date. The Black-Scholes option pricing model was used to measure the warrant liability with the following assumptions: volatility of 110% using the historical prices of the Company, risk-free interest rate of 3.94%, expected life of 2.00 years and share price of CAD3.90.

Level 3 Warrant liability for the period ended on September 30, 2024:

Balance at December 31, 2023	$836

Revaluation at March 31, 2024	(736)
Effect of changes in foreign exchange rates	(21)
Balance at March 31, 2024	$79

Revaluation at June 30, 2024	(69)
Effect of changes in foreign exchange rates	(1)
Balance at June 30, 2024	$9

Revaluation at September 30, 2024	2
Effect of changes in foreign exchange rates	-
Balance at September 30, 2024	$11

For the three-month period ended September 30, 2024, the Company recorded a loss on the revaluation of the November 2022 warrant liability in the amount of $2, and for the nine-month period ended September 30, 2024, the Company recorded a gain on the revaluation of the November 2022 warrant liability in the amount of $803. For the three-month period ended September 30, 2023, the Company recorded a gain on the revaluation of the November 2022 warrant liability in the amount of $1,175. For the nine-month period ended September 30, 2023, the Company recorded a loss on the revaluation of the November 2022 warrant liability in the amount of $165.

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)